Segment Reporting - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) units	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information
Number Of Operating Segments | units	2
Factors Used To Identify Entitys Reportable Segments	Banco Popular de Puerto Rico and Popular U.S. Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources.
Net Revenue	$ 2,599,718	$ 2,368,925	$ 2,461,577
Assets	75,097,899	65,926,000	52,115,324
US
Segment Reporting Information
Net Revenue	390,201	376,529	371,368
Assets	10,986,055	10,878,030	10,693,536
Other
Segment Reporting Information
Net Revenue	73,036	71,189	74,120
Assets	890,562	904,016	877,533
Banco Popular de Puerto Rico | US
Segment Reporting Information
Net Revenue	50,600	55,300	55,700
Assets	589,000	627,000
Banco Popular de Puerto Rico | Other
Segment Reporting Information
Net Revenue	$ 45,400	$ 44,200	$ 47,600